Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of modified and forborne loans (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Amortized costs of financial assets modified during the period	$ 1,608,310	$ 431,500
Net modification	$ 4,401,417	$ 722,238